Risk management - Market, structural and liquidity risk (Details) € in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€) scenario remuneration_component	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Transactional deposits (in percentage)	75.00%
Deposit insured with deposit guarantee systems, retail deposits (in percentage)	80.00%
Loans and advances to customers	€ 1,837,081.0	€ 1,797,062.0	€ 1,734,659.0
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk management, VaR calculation, time frame	2 years
VaR	€ 18.7	13.5	11.6
Increase compared to last year increase in fair value of financial liability	€ 5.2
VaR confidence level, percent	99.00%
VaE confidence level, percent	99.00%
Loans and advances to customers	€ 1,837,081.0
Market risk | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 17.1	11.7	14.1
Market risk | Minimum
Disclosure of nature and extent of risks arising from financial instruments [line items]
Risk management, VaR calculation, time frame	520 days
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 20.2	11.1	9.9
Interest rate risk | NII risk concentration | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	125.0
Interest rate risk | NII risk concentration | Brazil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	124.0
Interest rate risk | NII risk concentration | Chile
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	4.0
Interest rate risk | NII risk concentration | Euro | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	877.0
Interest rate risk | NII risk concentration | Pound sterling | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	211.0
Interest rate risk | NII risk concentration | US dollar | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	54.0
Interest rate risk | NII risk concentration | Polish zloty | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	61.0
Interest rate risk | EVE risk concentration | US
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	639.0
Interest rate risk | EVE risk concentration | Brazil
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	411.0
Interest rate risk | EVE risk concentration | Chile
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	323.0
Interest rate risk | EVE risk concentration | Euro | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	753.0
Interest rate risk | EVE risk concentration | Pound sterling | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	662.0
Interest rate risk | EVE risk concentration | US dollar | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	132.0
Interest rate risk | EVE risk concentration | Polish zloty | Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
Increase in profit due to reasonably possible increase in designated risk component	244.0
Interest rate risk | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	17.0	12.2	12.6
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 5.9	4.8	3.6
Core capital ratio for foreign exchange rate risk	100.00%
Currency risk | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 5.8	5.3	4.8
Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.5	6.0	5.5
Equities | Equity instruments
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 127.0	171.0	195.0
VaR confidence level, percent	99.00%
Time frame, historical simulation	1 day
Equities | Weighted average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 6.0	€ 3.2	€ 4.2
Liquidity risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of standard scenarios defined | scenario	5
Percent of total assets encumbered	22.50%
Total assets encumbered	€ 2,047,690.0
Liquidity risk | Of which property collateral
Disclosure of nature and extent of risks arising from financial instruments [line items]
Number of categories of encumbered assets | remuneration_component	2
Assets, collateral received and own debt securities issued other than covered bonds and ABSs encumbered	€ 460,888.0
Matching liabilities, contingent liabilities or securities lent	363,038.0
Liquidity risk | Of which property collateral | On-balance-sheet assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Loans and advances to customers	€ 299,831.0
Percent of total assets encumbered	56.00%
Liquidity risk | Of which property collateral | Off-balance-sheet assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Guarantees received committed	€ 160,995.0